Cover	Feb. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 01, 2022
Entity File Number	000-55918
Entity Registrant Name	MUSCLE MAKER, INC.
Entity Central Index Key	0001701756
Entity Tax Identification Number	47-2555533
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2600 South Shore Blvd.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	League City
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77573
City Area Code	682
Local Phone Number	708-8250
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	GRIL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false